Share-Based Compensation Plans - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Sep. 14, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (in USD per share)		$ 54.20
Number of shares authorized (in shares) | shares	40,000,000
Conversion ratio		2.580952
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost related to grants | $	$ 40
Initial Public Offering
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (in USD per share)		$ 21.00
Minimum | Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period (in years)	1 year
Maximum | Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period (in years)	2 years 3 months
AIG 2013 Long Term Incentive Plan | Awarded 2018 to 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance period (in years)	3 years
AIG 2013 Long Term Incentive Plan | Minimum | Awarded 2018 to 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of performance period depending on which actual number of awards can be earned	0.00%
AIG 2013 Long Term Incentive Plan | Maximum | Awarded 2018 to 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of performance period depending on which actual number of awards can be earned	200.00%